Operating expenses (Tables)	6 Months Ended
Jun. 30, 2026
Operating expenses
Schedule of operating expenses

	Half year ended
	30 June	30 June
	2026	2025
	£m	£m
Salaries	1,209	1,237
Bonus awards	296	271
Temporary and contract costs	74	79
Social security costs	227	207
Pension costs	164	173
- defined benefit schemes	35	52
- defined contribution schemes	129	121
Other	164	162
Staff costs	2,134	2,129

Premises and equipment	628	587
Depreciation and amortisation (1)	565	557
Other administrative expenses	794	745
Administrative expenses	1,987	1,889
Operating expenses	4,121	4,018

(1)	Includes depreciation of right of use assets of £43 million (30 June 2025 - £47 million).